Accruals And Other Liabilities - Schedule of Accruals And Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Accrued liabilities and other current liabilities
Receipts under custody (Note (a))	[1]	¥ 147,592		¥ 141,407
Deposits from merchants (Note (b))	[2]	193,479		223,145
Accrued advertisement expenses		15,315		69,592
Payable for Broadcasting License acquired (Note 12)		13,000
Accrued expenses		9,131		12,912
Payables from deemed exercise of share options (Note (c))	[3]			32,961
Other payables		15,019		12,368
Total		393,536	$ 55,578	492,385
Non-current
Initial reimbursement payment from depositary bank (Note (d))	[4]	3,644		4,722
Total		¥ 397,180		¥ 497,107

[1]	The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
[2]	The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.
[3]	The payables from deemed exercise of share options represent the share option exercise price prepaid by the employees for exercising their options to ordinary shares of the Company which were to be issued after the completion of certain customary legal and tax administrative. During the year ended March 31, 2020, RMB23,602 of the payables were refunded to the employees and share options with the part of payables of RMB7,321 were actually exercised in the year of 2020, which were recognized in shareholder’s equity, while the remaining RMB2,038 of individual income tax withheld by the Company were paid out during the year ended March 31, 2020.
[4]	The Company received initial reimbursement payment of USD935(RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over a 5 year arrangement period. For the year ended March 31, 2019 and 2020, the Company has recorded RMB315 and RMB1,078 in other income.